Supplementary cashflow information	6 Months Ended
Jun. 30, 2025
Supplementary Cash Flow Information [Abstract]
Supplementary cashflow information
17. Supplementary cashflow information
Below are the significant non-cash investing and financing activities during the six months ended June 30, 2025 and June 30, 2024:
Six months ended June 30, 2025:

During the six months ended June 30, 2025, Lifezone paid $713,590 to debenture holders as interest in the form of newly issued 178,519 Ordinary Shares in Lifezone Metals.

Six months ended June 30, 2024:

Lease reassessments were entered into during the period, resulting in additions of right-of-use assets amounting to $225,761. Please refer to Note 12 for the movement in the balances of right-of-use assets.